Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Carpenter Technology Corp.	14,659	3,036
	Air Products & Chemicals Inc.	8,259	2,611
	Mueller Industries Inc.	22,179	1,778
	International Paper Co.	27,496	1,549
*,1	ASP Isotopes Inc.	277,214	1,320
*	Perpetua Resources Corp.	121,682	1,044
*	Coeur Mining Inc.	198,323	1,021
	Hawkins Inc.	8,412	883
*	Century Aluminum Co.	39,895	756
*	Perimeter Solutions Inc.	70,528	746
	Sylvamo Corp.	10,411	740
*	SSR Mining Inc. (XTSE)	71,156	711
*	Rayonier Advanced Materials Inc.	88,244	680
			16,875
Consumer Discretionary (16.3%)
*	Spotify Technology SA	20,512	12,472
*	Netflix Inc.	8,969	8,795
	Walmart Inc.	82,990	8,184
*	Tesla Inc.	26,755	7,839
	Costco Wholesale Corp.	6,684	7,009
*	Trade Desk Inc. Class A	46,848	3,294
	Fox Corp. Class B	56,112	3,034
*	O'Reilly Automotive Inc.	2,121	2,913
	Fox Corp. Class A	48,158	2,774
	Garmin Ltd.	12,118	2,774
*	United Airlines Holdings Inc.	28,402	2,664
*	SkyWest Inc.	26,589	2,630
*	Carvana Co.	11,276	2,628
*	Alaska Air Group Inc.	35,602	2,573
	Booking Holdings Inc.	510	2,558
	Royal Caribbean Cruises Ltd.	10,339	2,544
*	Roblox Corp. Class A	39,056	2,486
	Tapestry Inc.	28,420	2,428
*	Stride Inc.	17,189	2,351
	Hilton Worldwide Holdings Inc.	8,708	2,307
*	TKO Group Holdings Inc.	14,655	2,208
	VF Corp.	87,075	2,171
*	SharkNinja Inc.	20,643	2,169
*	Amer Sports Inc.	70,481	2,107
	Ralph Lauren Corp.	7,657	2,076
	Group 1 Automotive Inc.	4,286	1,970
*	Liberty Media Corp.-Liberty Formula One Class C	17,797	1,716
*	Deckers Outdoor Corp.	11,930	1,663
	eBay Inc.	25,681	1,663
*	GameStop Corp. Class A	65,609	1,643
*	Liberty Media Corp.-Liberty Live Class C	22,341	1,639
*	Brinker International Inc.	9,696	1,598
	Kontoor Brands Inc.	24,244	1,577
	Delta Air Lines Inc.	25,438	1,529
	Murphy USA Inc.	3,250	1,525
*	Cava Group Inc.	15,978	1,518
*	Cinemark Holdings Inc.	58,318	1,494
*	Burlington Stores Inc.	5,906	1,473
*	Live Nation Entertainment Inc.	10,067	1,443
*	Universal Technical Institute Inc.	49,534	1,399
*	Life Time Group Holdings Inc.	44,301	1,349
*	Duolingo Inc.	4,228	1,319
*	Adtalem Global Education Inc.	12,681	1,297
	Wolverine World Wide Inc.	87,390	1,293

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Coupang Inc.	54,029	1,280
*	RH	3,887	1,252
	Williams-Sonoma Inc.	6,299	1,226
*	Carnival Corp.	51,184	1,225
*	Rush Street Interactive Inc.	103,756	1,210
*	Dutch Bros Inc. Class A	15,098	1,195
*	Planet Fitness Inc. Class A	12,881	1,192
	Super Group SGHC Ltd.	152,231	1,143
*	Champion Homes Inc.	10,923	1,120
*	Dorman Products Inc.	8,274	1,088
*	Shake Shack Inc. Class A	9,958	1,081
*	Gambling.com Group Ltd.	75,101	1,068
*	IMAX Corp.	41,486	1,062
*	RealReal Inc.	155,055	1,057
*	Stitch Fix Inc. Class A	206,282	976
	Aramark	24,233	898
*	Hanesbrands Inc.	147,898	892
*	Revolve Group Inc.	33,177	881
*	Eastman Kodak Co.	122,972	863
	Build-A-Bear Workshop Inc.	20,390	834
	Interface Inc.	40,526	820
*	Peloton Interactive Inc. Class A	108,529	817
*	Sweetgreen Inc. Class A	35,094	799
*	Ollie's Bargain Outlet Holdings Inc.	7,459	772
*	frontdoor Inc.	16,536	752
	John Wiley & Sons Inc. Class A	18,811	750
	RB Global Inc. (XTSE)	7,312	749
	Carriage Services Inc.	18,485	741
*	QuinStreet Inc.	36,078	706
	Texas Roadhouse Inc.	3,830	705
	Phinia Inc.	14,270	704
	OneSpaWorld Holdings Ltd.	35,899	685
*	Norwegian Cruise Line Holdings Ltd.	29,940	680
*	National CineMedia Inc.	97,911	655
*	Victoria's Secret & Co.	24,156	646
	PROG Holdings Inc.	22,469	637
*	BJ's Wholesale Club Holdings Inc.	6,077	615
*	Funko Inc. Class A	48,878	602
	Rush Enterprises Inc. Class A	10,214	596
*	Boot Barn Holdings Inc.	4,486	549
*	Cavco Industries Inc.	1,044	548
*	Gannett Co. Inc.	132,955	537
	Allegiant Travel Co.	7,212	530
	Perdoceo Education Corp.	19,394	496
*,1	SES AI Corp.	721,448	479
*	Liquidity Services Inc.	13,029	436
*	Liberty Media Corp.-Liberty Live Class A	5,810	416
*	Global Business Travel Group I	47,900	398
*	Sleep Number Corp.	26,945	379
*	Genesco Inc.	9,669	354
	HNI Corp.	7,503	350
	TJX Cos. Inc.	2,631	328
*	Xponential Fitness Inc. Class A	24,640	326
*	Latham Group Inc.	51,034	302
*	Laureate Education Inc.	14,392	287
*	Daily Journal Corp.	697	274
*	Warner Bros Discovery Inc.	21,023	241
	Dick's Sporting Goods Inc.	1,000	225
*	Amazon.com Inc.	1,027	218
	Cheesecake Factory Inc.	4,015	217
	Sinclair Inc.	14,760	214
*	Sabre Corp.	51,462	213
	Dana Inc.	14,113	210
*	Petco Health & Wellness Co. Inc.	74,040	199
			167,796
Consumer Staples (3.6%)
	Philip Morris International Inc.	45,405	7,051
*	Sprouts Farmers Market Inc.	31,189	4,628
	Altria Group Inc.	79,054	4,415

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Coca-Cola Consolidated Inc.	1,561	2,212
	Turning Point Brands Inc.	28,278	1,988
*	Pilgrim's Pride Corp.	31,960	1,738
*	BellRing Brands Inc.	22,537	1,652
*	US Foods Holding Corp.	21,035	1,508
	Primo Brands Corp.	43,451	1,464
*	Freshpet Inc.	12,841	1,374
*	United Natural Foods Inc.	41,489	1,319
	Ingredion Inc.	9,845	1,286
	Cal-Maine Foods Inc.	12,224	1,105
	Fresh Del Monte Produce Inc.	35,322	1,077
*	Honest Co. Inc.	196,994	1,064
	Natural Grocers by Vitamin Cottage Inc.	21,535	957
	Casey's General Stores Inc.	2,086	864
*	Vital Farms Inc.	23,128	766
*	Vita Coco Co. Inc.	11,934	387
*	Lifeway Foods Inc.	11,446	242
			37,097
Energy (5.3%)
	Williams Cos. Inc.	165,862	9,650
	ONEOK Inc.	80,029	8,034
	Targa Resources Corp.	16,035	3,235
	Kinder Morgan Inc.	103,267	2,799
	Texas Pacific Land Corp.	1,922	2,745
	Cheniere Energy Inc.	11,987	2,740
	DTE Midstream LLC	28,233	2,713
	Solaris Energy Infrastructure Inc.	69,051	2,358
	Archrock Inc.	84,642	2,295
*	CNX Resources Corp.	74,120	2,142
	Baker Hughes Co.	45,040	2,008
*	Comstock Resources Inc.	86,872	1,562
	Kodiak Gas Services Inc.	35,877	1,543
*	Sable Offshore Corp.	53,159	1,508
*	Centrus Energy Corp. Class A	16,097	1,460
	Select Water Solutions Inc.	119,120	1,445
	Golar LNG Ltd.	29,703	1,139
	Kinetik Holdings Inc.	16,853	983
*	American Superconductor Corp.	36,998	840
	Viper Energy Inc.	16,110	750
*	Antero Resources Corp.	15,265	560
*	NextDecade Corp.	55,973	460
	EQT Corp.	8,591	414
	Diversified Energy Co. plc	29,581	394
*	EVgo Inc.	116,871	310
*	Hallador Energy Co.	28,481	275
	Crescent Energy Co. Class A	17,466	220
			54,582
Financials (21.8%)
	Bank of New York Mellon Corp.	95,143	8,463
	KKR & Co. Inc.	55,156	7,479
	Progressive Corp.	25,461	7,180
	Morgan Stanley	48,382	6,440
	Wells Fargo & Co.	82,103	6,430
	Apollo Global Management Inc.	42,084	6,282
	JPMorgan Chase & Co.	18,463	4,886
	Aflac Inc.	44,326	4,852
	Blackstone Inc.	28,508	4,594
	PNC Financial Services Group Inc.	20,954	4,022
	Allstate Corp.	18,033	3,591
	Citigroup Inc.	44,371	3,547
	Bank of America Corp.	74,935	3,455
*	Robinhood Markets Inc. Class A	57,541	2,883
	Truist Financial Corp.	61,257	2,839
	M&T Bank Corp.	13,873	2,660
	Huntington Bancshares Inc.	157,108	2,588
	Blackrock Inc.	2,562	2,505
	Columbia Banking System Inc.	89,442	2,391
	Jefferies Financial Group Inc.	34,945	2,313
	Citizens Financial Group Inc.	50,278	2,301

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Fifth Third Bancorp	52,476	2,281
	Axis Capital Holdings Ltd.	23,472	2,274
	First Horizon Corp.	104,705	2,255
*	Root Inc. Class A	16,142	2,182
	Synovus Financial Corp.	41,874	2,172
	Interactive Brokers Group Inc. Class A	10,437	2,133
*	Dave Inc.	20,873	2,101
	Ryan Specialty Holdings Inc.	28,364	1,985
*	SoFi Technologies Inc.	135,535	1,961
	Hamilton Lane Inc. Class A	11,011	1,721
	Jackson Financial Inc. Class A	18,020	1,651
	Dime Community Bancshares Inc.	53,186	1,649
	Virtu Financial Inc. Class A	44,959	1,644
	Lazard Inc.	32,432	1,627
	Glacier Bancorp Inc.	32,913	1,608
*	Coastal Financial Corp.	16,260	1,605
	Piper Sandler Cos.	5,532	1,602
	Goldman Sachs Group Inc.	2,484	1,546
	Stifel Financial Corp.	14,432	1,533
*	Upstart Holdings Inc.	22,820	1,521
*	Porch Group Inc.	217,548	1,521
	Victory Capital Holdings Inc. Class A	23,247	1,489
	TPG Inc.	26,938	1,486
	Western Alliance Bancorp	16,718	1,453
	First Citizens BancShares Inc. Class A	709	1,452
	UMB Financial Corp.	13,123	1,448
	Janus Henderson Group plc	34,283	1,447
	Esquire Financial Holdings Inc.	18,466	1,424
	East West Bancorp Inc.	14,951	1,412
*	Mr. Cooper Group Inc.	12,483	1,403
	Banner Corp.	19,977	1,378
*	Skyward Specialty Insurance Group Inc.	26,224	1,364
	Stock Yards Bancorp Inc.	18,662	1,360
	FB Financial Corp.	26,553	1,341
	Unum Group	16,212	1,334
	Pinnacle Financial Partners Inc.	11,393	1,302
	Goosehead Insurance Inc. Class A	10,553	1,300
*	Enova International Inc.	12,539	1,296
	Evercore Inc. Class A	5,355	1,295
	Enterprise Financial Services Corp.	21,754	1,285
	Regions Financial Corp.	53,289	1,264
	BankUnited Inc.	33,281	1,251
	Ares Management Corp. Class A	7,242	1,238
	Tradeweb Markets Inc. Class A	9,104	1,232
	Houlihan Lokey Inc.	7,077	1,227
	First Financial Bankshares Inc.	32,221	1,213
	Raymond James Financial Inc.	7,724	1,195
	Pathward Financial Inc.	15,227	1,180
*	LendingClub Corp.	91,684	1,173
*	Lemonade Inc.	32,254	1,172
	Wintrust Financial Corp.	9,370	1,166
	Ameriprise Financial Inc.	2,168	1,165
	Amalgamated Financial Corp.	34,625	1,124
	CNO Financial Group Inc.	26,767	1,116
	Blue Owl Capital Inc.	51,799	1,115
	Central Pacific Financial Corp.	38,009	1,104
[1]	OppFi Inc.	111,942	1,104
	Cincinnati Financial Corp.	7,380	1,091
	Zions Bancorp NA	19,754	1,068
	Park National Corp.	6,375	1,061
	Moelis & Co. Class A	14,870	1,050
	Primerica Inc.	3,438	997
	Perella Weinberg Partners	42,532	983
*	Palomar Holdings Inc.	7,593	977
	Prosperity Bancshares Inc.	12,598	967
*	Clearwater Analytics Holdings Inc. Class A	30,776	957
*	StoneX Group Inc.	7,916	955
	Univest Financial Corp.	31,001	947
	Equitable Holdings Inc.	17,184	945
	Northeast Bank	9,350	939

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Nasdaq Inc.	11,329	938
	Cullen / Frost Bankers Inc.	6,837	937
	Independent Bank Corp.	27,514	935
*	Baldwin Insurance Group Inc.	22,704	934
	BGC Group Inc. Class A	90,651	897
	StepStone Group Inc. Class A	14,734	886
	PJT Partners Inc. Class A	5,528	880
	Commerce Bancshares Inc.	13,461	876
	First BanCorp (XNYS)	44,548	867
*	Hippo Holdings Inc.	30,123	865
	NBT Bancorp Inc.	18,035	861
	Provident Financial Services Inc.	46,682	852
	Bread Financial Holdings Inc.	15,572	841
	Heritage Financial Corp.	33,058	835
	SouthState Corp.	8,110	818
	ServisFirst Bancshares Inc.	8,936	817
	Hingham Institution for Savings	3,133	814
	Old Republic International Corp.	20,920	806
	SLM Corp.	25,784	778
*	Bancorp Inc.	13,914	777
	GCM Grosvenor Inc. Class A	52,939	748
	American Coastal Insurance Corp. Class C	61,317	744
*	Trupanion Inc.	20,427	706
	Community Financial System Inc.	10,656	674
*	Coinbase Global Inc. Class A	3,102	669
	Cohen & Steers Inc.	7,640	668
*	Axos Financial Inc.	9,763	652
*	Metropolitan Bank Holding Corp.	10,278	621
	Trustmark Corp.	16,741	613
	P10 Inc. Class A	47,552	607
	Ameris Bancorp	9,142	590
	Old National Bancorp	24,691	586
	National Bank Holdings Corp. Class A	13,532	567
	Brown & Brown Inc.	4,599	545
	Universal Insurance Holdings Inc.	24,359	540
	German American Bancorp Inc.	13,177	526
	LPL Financial Holdings Inc.	1,359	505
	HCI Group Inc.	3,788	499
*	SiriusPoint Ltd.	30,255	464
	Banco Latinoamericano de Comercio Exterior SA Class E	10,552	447
*	Oscar Health Inc. Class A	29,420	430
	Preferred Bank	4,521	401
	Independent Bank Corp. (XNGS)	5,818	399
	Nicolet Bankshares Inc.	3,259	391
	Towne Bank	10,547	389
	Veritex Holdings Inc.	13,550	357
	Hancock Whitney Corp.	5,908	338
	Camden National Corp.	7,280	320
*	LendingTree Inc.	7,769	314
	Community Trust Bancorp Inc.	5,720	312
	QCR Holdings Inc.	4,067	306
	City Holding Co.	2,449	291
	Acadian Asset Management Inc.	11,543	285
	State Street Corp.	2,628	261
	International Bancshares Corp.	3,588	240
	Old Second Bancorp Inc.	12,044	221
	OFG Bancorp	4,977	212
			224,170
Health Care (12.2%)
*	Boston Scientific Corp.	85,865	8,912
*	Intuitive Surgical Inc.	11,640	6,671
	Gilead Sciences Inc.	41,485	4,742
*	Natera Inc.	21,306	3,315
*	DaVita Inc.	15,689	2,320
*	Insmed Inc.	27,957	2,280
	Bristol-Myers Squibb Co.	36,950	2,203
*	Alnylam Pharmaceuticals Inc.	8,777	2,166
*	Doximity Inc. Class A	27,548	1,942
*	GeneDx Holdings Corp.	18,365	1,889

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Vaxcyte Inc.	25,118	1,834
*	Exelixis Inc.	46,149	1,786
*	United Therapeutics Corp.	5,416	1,733
*	Globus Medical Inc. Class A	21,484	1,726
*	Insulet Corp.	6,272	1,708
*	Glaukos Corp.	14,024	1,683
*	Hims & Hers Health Inc.	37,205	1,678
	Encompass Health Corp.	15,467	1,549
*	Masimo Corp.	8,112	1,531
*	Travere Therapeutics Inc.	71,548	1,531
*	Akero Therapeutics Inc.	29,979	1,473
*,1	Capricor Therapeutics Inc.	94,769	1,458
*	Edgewise Therapeutics Inc.	54,231	1,419
*	ADMA Biologics Inc.	86,290	1,414
*	Merit Medical Systems Inc.	13,815	1,410
*	Revolution Medicines Inc.	34,503	1,406
*	Alignment Healthcare Inc.	84,262	1,322
	ResMed Inc.	5,657	1,321
*	Tenet Healthcare Corp.	10,219	1,294
*	CorMedix Inc.	123,892	1,284
*	Praxis Precision Medicines Inc.	33,269	1,284
*	Summit Therapeutics Inc. (XNMS)	61,318	1,269
*	WaVe Life Sciences Ltd.	113,100	1,195
*	Omeros Corp.	137,709	1,158
*	Axogen Inc.	57,422	1,149
*	Omnicell Inc.	29,794	1,134
*	TG Therapeutics Inc.	37,312	1,123
*	Arcutis Biotherapeutics Inc.	81,510	1,116
*	Guardant Health Inc.	26,118	1,111
*,1	Candel Therapeutics Inc.	123,429	1,108
*	Protagonist Therapeutics Inc.	29,431	1,106
*	Adaptive Biotechnologies Corp.	133,177	1,100
*	AngioDynamics Inc.	118,035	1,097
	Phibro Animal Health Corp. Class A	48,026	1,092
*	Amneal Pharmaceuticals Inc.	123,517	1,071
*	Scholar Rock Holding Corp.	27,418	1,064
*	CareDx Inc.	46,775	1,036
*	Corcept Therapeutics Inc.	17,015	1,031
*	HealthEquity Inc.	9,359	1,027
*,1	Anavex Life Sciences Corp.	127,124	1,006
*	Tarsus Pharmaceuticals Inc.	22,522	1,002
*	Harrow Inc.	35,034	984
*	Lantheus Holdings Inc.	10,426	978
*	ICU Medical Inc.	6,605	967
*	Innoviva Inc.	53,929	966
*	Warby Parker Inc. Class A	38,329	948
*	Integer Holdings Corp.	7,577	934
*,1	Pulse Biosciences Inc.	50,486	924
*	PTC Therapeutics Inc.	16,502	912
*	Replimune Group Inc.	69,710	884
*	BrightSpring Health Services Inc.	45,518	878
*	Mirum Pharmaceuticals Inc.	18,440	877
*	Rhythm Pharmaceuticals Inc.	15,819	869
*	ARS Pharmaceuticals Inc.	82,844	868
*	Pediatrix Medical Group Inc.	57,396	848
*,1	Quantum-Si Inc.	608,949	840
*	Nurix Therapeutics Inc.	53,324	824
*	Veracyte Inc.	23,516	817
*	MannKind Corp.	151,312	808
*	Semler Scientific Inc.	18,563	797
	LeMaitre Vascular Inc.	8,570	787
*	Novocure Ltd.	40,345	769
	Embecta Corp.	55,890	755
*	Madrigal Pharmaceuticals Inc.	2,183	745
*	UFP Technologies Inc.	3,200	728
*	Ligand Pharmaceuticals Inc.	5,842	714
*	Avidity Biosciences Inc.	23,149	709
*	Artivion Inc.	26,848	682
*	Pennant Group Inc.	29,287	667
*	CorVel Corp.	5,946	656

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*,1	Cardiff Oncology Inc.	153,327	650
*	Castle Biosciences Inc.	28,288	613
*	AtriCure Inc.	15,497	600
*	Cogent Biosciences Inc.	77,022	580
*	RadNet Inc.	10,338	573
*	PROCEPT BioRobotics Corp.	8,581	552
*	Catalyst Pharmaceuticals Inc.	23,997	549
*	Inspire Medical Systems Inc.	2,948	547
*	OPKO Health Inc.	283,932	494
*	Aurinia Pharmaceuticals Inc.	60,399	480
*	ArriVent Biopharma Inc.	19,665	464
*	Rigel Pharmaceuticals Inc.	19,235	444
*	Axsome Therapeutics Inc.	3,470	443
	LENZ Therapeutics Inc.	19,384	423
*	BioLife Solutions Inc.	16,918	406
*	Soleno Therapeutics Inc.	8,324	406
*	Zevra Therapeutics Inc.	50,312	403
*	Zymeworks Inc.	28,196	378
*	Inogen Inc.	42,071	350
*	Mind Medicine MindMed Inc.	44,866	302
*	Twist Bioscience Corp.	7,735	300
*	BioCryst Pharmaceuticals Inc.	33,719	290
*	Novavax Inc.	31,934	266
*	Xeris Biopharma Holdings Inc.	64,266	246
*	Nuvation Bio Inc.	123,060	242
	iRadimed Corp.	4,292	231
*	Monte Rosa Therapeutics Inc.	40,357	222
*	Geron Corp. (XNGS)	108,406	191
*	DocGo Inc.	58,946	182
			126,241
Industrials (17.6%)
	3M Co.	63,742	9,888
	General Electric Co.	40,590	8,401
*	Fiserv Inc.	29,648	6,988
	American Express Co.	18,319	5,513
	Cintas Corp.	23,820	4,943
	Capital One Financial Corp.	24,413	4,896
*	PayPal Holdings Inc.	59,183	4,205
	Automatic Data Processing Inc.	12,118	3,819
	Trane Technologies plc	9,867	3,490
	Armstrong World Industries Inc.	19,191	2,949
	Parker-Hannifin Corp.	4,294	2,871
	EMCOR Group Inc.	6,948	2,841
	Allison Transmission Holdings Inc.	26,491	2,695
	CRH plc	26,107	2,676
	Synchrony Financial	37,398	2,269
	Comfort Systems USA Inc.	6,020	2,187
	HEICO Corp.	8,013	2,121
*	ACI Worldwide Inc.	36,380	2,086
*	Axon Enterprise Inc.	3,834	2,026
	Johnson Controls International plc	23,167	1,984
*	Affirm Holdings Inc.	29,732	1,907
*	Fair Isaac Corp.	994	1,875
	Louisiana-Pacific Corp.	18,785	1,872
	FTAI Aviation Ltd.	14,017	1,804
*	ExlService Holdings Inc.	36,194	1,754
*	Sezzle Inc.	5,555	1,662
	Howmet Aerospace Inc.	11,847	1,618
*	Tutor Perini Corp.	53,692	1,578
	Westinghouse Air Brake Technologies Corp.	8,512	1,578
*	Aurora Innovation Inc.	215,147	1,564
*	IES Holdings Inc.	8,674	1,547
*	BILL Holdings Inc.	27,495	1,518
*	SPX Technologies Inc.	10,394	1,514
	Crane Co.	9,255	1,508
*	Limbach Holdings Inc.	17,796	1,477
	Matson Inc.	9,963	1,435
	REV Group Inc.	46,647	1,423
*	Sterling Infrastructure Inc.	11,184	1,423

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Intuitive Machines Inc.	96,071	1,401
*	DXP Enterprises Inc.	15,304	1,385
	CH Robinson Worldwide Inc.	13,618	1,384
*	Knife River Corp.	14,405	1,378
	Packaging Corp. of America	6,273	1,337
	Powell Industries Inc.	7,824	1,328
*	Bloom Energy Corp. Class A	53,845	1,293
	CompoSecure Inc. Class A	96,219	1,284
	TransUnion	13,742	1,270
	Argan Inc.	9,579	1,249
	Applied Industrial Technologies Inc.	4,950	1,240
*	MasTec Inc.	9,481	1,238
	Esab Corp.	9,651	1,209
	Belden Inc.	10,825	1,191
*	Byrna Technologies Inc.	46,059	1,185
	Pitney Bowes Inc.	109,335	1,184
	CSW Industrials Inc.	3,747	1,147
	AZZ Inc.	11,881	1,142
*,1	Redwire Corp.	81,604	1,140
*	Archer Aviation Inc. Class A	127,462	1,132
	WW Grainger Inc.	1,106	1,129
*	Planet Labs PBC	240,186	1,110
*,1	PureCycle Technologies Inc.	106,744	1,099
	Willis Lease Finance Corp.	5,346	1,081
	Herc Holdings Inc.	7,521	1,079
*	Zebra Technologies Corp. Class A	3,392	1,069
*	Rocket Lab USA Inc.	52,069	1,067
	Fidelity National Information Services Inc.	14,900	1,060
	Ryder System Inc.	6,418	1,056
*	Shift4 Payments Inc. Class A	10,474	1,034
	Flowserve Corp.	18,722	1,030
	Schneider National Inc. Class B	38,581	1,018
*	Construction Partners Inc. Class A	13,874	1,007
	VSE Corp.	8,344	989
*	Joby Aviation Inc.	140,590	984
	Primoris Services Corp.	13,575	974
*	XPO Inc.	7,880	969
	Acuity Brands Inc.	3,215	955
	BWX Technologies Inc.	9,100	946
	Cummins Inc.	2,538	934
	AAON Inc.	11,914	915
	Smurfit WestRock plc	17,440	908
	Pentair plc	9,520	897
	Curtiss-Wright Corp.	2,766	890
	Atmus Filtration Technologies Inc.	21,423	853
	Lennox International Inc.	1,399	841
*	Leonardo DRS Inc.	27,224	829
*	Amprius Technologies Inc.	323,223	824
*,1	Spire Global Inc.	72,063	822
	CRA International Inc.	4,220	815
	Granite Construction Inc.	9,678	799
*	BrightView Holdings Inc.	58,988	792
*	Corpay Inc.	2,132	783
	Valmont Industries Inc.	2,238	780
*	Payoneer Global Inc.	88,512	757
*	BlackSky Technology Inc.	49,447	715
	AptarGroup Inc.	4,781	702
	Mueller Water Products Inc. Class A	26,332	678
	Bel Fuse Inc. Class B	7,831	657
*	Gates Industrial Corp. plc	30,152	652
*	Mirion Technologies Inc.	41,374	643
*	Trimble Inc.	8,639	622
	Enerpac Tool Group Corp.	13,037	603
*	CoreCivic Inc.	31,266	587
	Tecnoglass Inc.	7,854	579
	Mesa Laboratories Inc.	3,937	549
	Quanta Services Inc.	1,985	515
*	Dycom Industries Inc.	3,127	512
	Trinity Industries Inc.	15,272	475
	United States Lime & Minerals Inc.	4,983	468

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
	Greenbrier Cos. Inc.	7,906	444
*	Mercury Systems Inc.	9,695	431
	Heidrick & Struggles International Inc.	9,279	380
*	Resolute Holdings Management Inc.	8,018	375
*	Vicor Corp.	5,662	359
	FTAI Infrastructure Inc.	59,579	348
*	Kratos Defense & Security Solutions Inc.	12,383	327
	Miller Industries Inc.	5,618	325
*	CECO Environmental Corp.	12,973	323
*	Willdan Group Inc.	7,888	258
*	OSI Systems Inc.	1,219	251
*	Chart Industries Inc.	1,310	250
*	FARO Technologies Inc.	7,728	247
*	Remitly Global Inc.	9,815	236
*	Paysafe Ltd.	11,728	232
	Genpact Ltd.	4,340	231
	Patrick Industries Inc.	2,494	226
*	Graham Corp.	6,657	225
*	Upwork Inc.	13,871	221
*	Ranpak Holdings Corp.	31,303	209
*	Cantaloupe Inc.	20,456	201
			181,173
Real Estate (1.0%)
*	Compass Inc. Class A	240,290	2,160
*	Jones Lang LaSalle Inc.	7,210	1,961
*	CBRE Group Inc. Class A	10,091	1,432
	Newmark Group Inc. Class A	83,239	1,221
*	GEO Group Inc.	43,099	1,179
*	Zillow Group Inc. Class C	13,446	1,031
*	Cushman & Wakefield plc	78,447	933
*	Real Brokerage Inc.	95,976	495
			10,412
Technology (14.9%)
*	Palantir Technologies Inc. Class A	120,235	10,210
*	Fortinet Inc.	82,167	8,875
*	DoorDash Inc. Class A	38,946	7,728
	Marvell Technology Inc.	81,829	7,514
	Meta Platforms Inc. Class A	10,515	7,026
	Broadcom Inc.	34,076	6,796
	Oracle Corp.	40,412	6,711
*	ServiceNow Inc.	6,118	5,688
	International Business Machines Corp.	18,778	4,740
*	Commvault Systems Inc.	17,381	2,965
*	AppLovin Corp. Class A	9,097	2,963
*	GoDaddy Inc. Class A	16,008	2,873
	Salesforce Inc.	9,392	2,797
*	Credo Technology Group Holding Ltd.	49,979	2,758
	Vertiv Holdings Co. Class A	28,234	2,687
*	Twilio Inc. Class A	19,976	2,396
*	Q2 Holdings Inc.	26,142	2,284
*	MicroStrategy Inc. Class A	8,314	2,124
*	F5 Inc.	7,007	2,049
*	Toast Inc. Class A	52,345	2,021
	NVIDIA Corp.	15,366	1,920
*	Kyndryl Holdings Inc.	50,044	1,906
*	Cloudflare Inc. Class A	13,041	1,895
*	Guidewire Software Inc.	9,251	1,862
	Corning Inc.	33,859	1,698
*	Tyler Technologies Inc.	2,691	1,637
*	Applied Digital Corp.	198,071	1,585
*	DocuSign Inc.	18,985	1,579
*	Grindr Inc.	84,946	1,559
*	Innodata Inc.	29,499	1,555
*,1	SoundHound AI Inc. Class A	143,663	1,554
*	MACOM Technology Solutions Holdings Inc.	12,370	1,431
*	AvePoint Inc.	93,644	1,399
*	NextNav Inc.	131,623	1,381
*,1	D-Wave Quantum Inc.	246,586	1,351
*,1	BigBear.ai Holdings Inc.	257,187	1,327

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Sitime Corp.	8,184	1,270
*,1	Rigetti Computing Inc.	148,399	1,255
*	Viant Technology Inc. Class A	62,575	1,251
	OneSpan Inc.	73,947	1,186
*	Core Scientific Inc.	103,089	1,150
*	Hut 8 Corp.	72,948	1,076
*	Semtech Corp.	28,114	1,074
*	IonQ Inc.	43,138	1,060
	A10 Networks Inc.	48,653	1,011
*	Intapp Inc.	14,894	982
*	Terawulf Inc.	226,796	950
*	Zeta Global Holdings Corp. Class A	54,909	945
*	Blend Labs Inc. Class A	297,100	930
*	Weave Communications Inc.	72,992	920
*	Magnite Inc.	57,760	911
*	Ouster Inc.	109,308	902
*	Coherent Corp.	11,661	877
*	Cargurus Inc.	26,938	867
*	Box Inc. Class A	24,916	815
*	Vimeo Inc.	134,874	794
	Pegasystems Inc.	9,907	778
*	PAR Technology Corp.	11,240	772
	Clear Secure Inc. Class A	31,941	757
*	Alkami Technology Inc.	24,481	755
*	Sanmina Corp.	9,083	744
*	Vertex Inc. Class A	22,849	738
*	Maplebear Inc.	17,801	731
*	Olo Inc. Class A	97,699	673
*	Alpha & Omega Semiconductor Ltd.	21,549	653
*	Daktronics Inc.	40,975	625
*	CEVA Inc.	17,553	601
*	Plexus Corp.	4,295	571
*	Cerence Inc.	48,015	548
*	AudioEye Inc.	40,508	527
*,1	Airship AI Holdings Inc.	118,985	505
*	Consensus Cloud Solutions Inc.	18,856	493
*	HubSpot Inc.	673	487
*	Xometry Inc. Class A	16,494	451
*	Asana Inc. Class A	23,343	449
*	Zoom Communications Inc.	5,874	433
*	Nutanix Inc. Class A	5,434	418
	Climb Global Solutions Inc.	2,900	356
*	SEMrush Holdings Inc. Class A	31,391	345
*	SkyWater Technology Inc.	34,465	322
*	TTM Technologies Inc.	12,394	299
*	Atlassian Corp. Ltd. Class A	882	251
*	Dropbox Inc. Class A	8,269	215
	Benchmark Electronics Inc.	5,295	212
*	Cipher Mining Inc.	49,569	202
			153,981
Telecommunications (5.0%)
	AT&T Inc.	310,254	8,504
	T-Mobile US Inc.	25,361	6,840
*	Arista Networks Inc.	68,980	6,419
	Motorola Solutions Inc.	13,212	5,816
*	Lumen Technologies Inc.	474,243	2,238
	Ubiquiti Inc.	5,754	1,966
*	CommScope Holding Co. Inc.	261,213	1,659
*	AST SpaceMobile Inc.	59,516	1,613
*	Ciena Corp.	19,492	1,551
*	NETGEAR Inc.	56,319	1,481
*	EchoStar Corp. Class A	47,311	1,478
*	Liberty Global Ltd. Class A	109,972	1,271
*	Lumentum Holdings Inc.	17,916	1,260
*	Powerfleet Inc. NJ	178,653	1,260
	InterDigital Inc.	5,559	1,188
	Telephone & Data Systems Inc.	31,746	1,146
*	Liberty Broadband Corp. Class C	13,887	1,142
*	Applied Optoelectronics Inc.	48,326	1,056

Vanguard® U.S. Momentum Factor ETF
		Shares	Market Value ($000)
*	Adtran Holdings Inc.	89,608	947
*	fuboTV Inc.	293,229	889
*	Liberty Global Ltd. Class C	51,449	623
	IDT Corp. Class B	8,692	422
*	Roku Inc.	3,748	313
			51,082
Utilities (0.5%)
	Aris Water Solutions Inc. Class A	60,655	1,908
*	NuScale Power Corp.	72,323	1,243
*	Clean Harbors Inc.	4,453	951
	Excelerate Energy Inc. Class A	25,487	782
			4,884
Total Common Stocks (Cost $905,771)			1,028,293
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $15,702)	157,034	15,703
Total Investments (101.3%) (Cost $921,473)			1,043,996
Other Assets and Liabilities—Net (-1.3%)			(13,226)
Net Assets (100%)			1,030,770
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,509,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $13,562,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	6	1,789	(46)
Micro E-mini S&P 500 Index	March 2025	1	30	(1)
				(47)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard® U.S. Momentum Factor ETF
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.